Financial Risk Factors	6 Months Ended
Jun. 30, 2023
Financial Risk Factors [Abstract]
Financial risk factors

Note 7 - Financial risk factors

The Company’s activities expose it to a variety of financial risks.

The condensed interim financial statements do not include all financial risk information and disclosures required in the annual financial statements; they should be read in conjunction with the Company’s annual financial statements as of December 31, 2022.

There have been no changes in the risk management policies since the year-end.